August 23, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BBH Trust (the “Trust”):

BBH Partner Fund – International Equity

File Nos. 811-21829 and 333-129342

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(j) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 101 to the Trust’s Registration Statement on Form N-1A, filed electronically on August 18, 2023.

If you have any questions concerning this filing, please call the undersigned at 617-772-1378.

/s/ Brian J. Carroll

Brian J. Carroll

Secretary of the Trust